Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and VIE	The Company’s subsidiaries and the VIEs as of June 30, 2023 include the following:
Name	Date of incorporation/ acquired	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries
Puyi Group	July 2018	BVI	100%	Holding company
Puyi Holdings (Hong Kong) Limited (“Puyi HK”)	July 2018	Hong Kong	100%	Holding company
Puyi Enterprises Management Consulting Co., Ltd. (“Puyi Consulting” or the Wholly Foreign-Owned Enterprise “WFOE”)	August 2018	Chengdu	100%	WFOE
Puyi Dake	May 2020	Chengdu	100%	Information technology
Puyi Family Office	February 2023	Chengdu	100%	Trust consulting
Variable Interest Entities (“VIEs”)
Puyi Bohui	April 2012	Chengdu	100%	Information technology
Puyi Fund	November 2010	Chengdu	100%	Fund product distribution
Puyi Asset	May 2013	Shenzhen	100%	Asset management
Chongqing Fengyi	December 2016	Chongqing	100%	Corporate financing business

Schedule of Financial Statements Amounts and Balances of the VIE	The following financial statements amounts and balances of the VIEs were included in the accompanying consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group as of June 30, 2022 and 2023 and for the years ended June 30, 2021, 2022 and 2023.
	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Total assets	353,941	192,175	26,502
Total liabilities	227,967	89,242	12,307
	Years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Net revenues	193,013	159,181	87,728	12,098
Net loss	(41,727)	(33,613)	(23,041)	(3,177)